Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2012
Registrant Name	dei_EntityRegistrantName	INCOME FUND OF AMERICA
Central Index Key	dei_EntityCentralIndexKey	0000050013
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2012
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMECX
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IFABX
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IFACX
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IFAFX
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMEFX
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIMAX
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIMBX
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIMCX
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIMEX
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIMFX
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIDAX
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIDBX
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIDCX
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIDEX
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIDFX
INCOME FUND OF AMERICA (Prospectus Summary) | INCOME FUND OF AMERICA | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIDGX